ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND DESCRIPTION OF BUSINESS

(1) ORGANIZATION AND DESCRIPTION OF BUSINESS

eLong, Inc. (the “Company” and with its consolidated subsidiaries and variable interest entities (“VIEs”), collectively the “Group”), is principally engaged in the provision of travel services, including hotel reservation services, airline ticketing, and to a lesser extent, internet-related advertising in the People’s Republic of China, excluding Hong Kong, Macau and Taiwan, (the “PRC”).

The Company, through its subsidiaries, conducts its operations in the PRC through a series of arrangements with various VIEs. These VIEs facilitate the Company’s participation in internet content provision, short messaging, call center services, travel agency and air ticketing services, which are industries in the PRC in which foreign ownership is restricted. The Company does not have any direct equity interest in the VIEs. However, pursuant to certain agreements and arrangements with the VIEs and the shareholders of the VIEs, which include exclusive technical services agreements, equity pledge agreements, operating agreements and loan agreements, the Company is the primary beneficiary of the VIEs as it absorbs the VIEs’ losses and receives the VIEs’ residual returns to the extent such returns are paid as dividends. As a result, the financial position and results of the VIEs have been consolidated in the Company’s consolidated financial statements.

The following table sets forth the assets and liabilities of the VIEs and their subsidiaries included in the Company’s consolidated balance sheets:

	Year ended December 31,
	2010	2011
	RMB	RMB	US$
Current assets	177,726,708	160,854,702	25,557,238
Non-current assets	42,111,965	51,609,571	8,199,935

Total assets	219,838,673	212,464,273	33,757,173
Current liabilities	79,561,510	104,222,335	16,559,261
Non-current liabilities	8,623	49,259	7,826

Total liabilities	79,570,133	104,271,594	16,567,087

Total net assets	140,268,540	108,192,679	17,190,086

As of December 31, 2011, there was no pledge or collateralization of the VIEs’ assets. As all the consolidated VIEs are incorporated as limited liability companies under the PRC laws and regulations, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs. The Company is obligated to absorb the VIE’s expected losses and to provide financial support to the VIEs when and if required. For the years ended December 31, 2009, 2010 and 2011, the Company has not provided financial support other than that which it was contractually required to provide. The Company considers that there are no assets of the consolidated VIEs that can be used only to settle obligations of the VIEs, except for paid in capital and statutory reserves, which are restricted under PRC laws and regulations, and were RMB56,479,906 and RMB61,266,831 (US$9,734,319) as of December 31, 2010 and 2011, respectively.

On May 16, 2011, the Company issued 5,038,500 high-vote ordinary shares and 6,031,500 ordinary shares to TCH Sapphire, a subsidiary of Tencent, for a total purchase price of RMB548,738,742 (US$84,306,565) net of offering expenses making Tencent the second largest shareholder of the Company. On the same day, the Company also issued 5,400,500 ordinary shares to Expedia for a total purchase price of RMB267,906,836 (US$41,160,160) net of offering expenses.

Expedia owns 28,550,704 of the Company’s high-vote ordinary shares as of December 31, 2010 and 2011, and 3,539,482 and 17,286,657 of the Company’s ordinary shares as of December 31, 2010 and 2011, controlled approximately 83% of the Company’s voting power as of December 31, 2011, and has the ability to control substantially all of the Company’s management and business operations.

Tencent, through ownership of TCH Sapphire, owns 5,038,500 of the Company’s high-vote ordinary shares and 6,031,500 of the Company’s ordinary shares as of December 31, 2011. As of December 31, 2011, Tencent controlled approximately 15% of the Company’s voting power.